Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	4
Revenue	$ 1,011,452	$ 1,043,822	$ 1,008,381
Further Adjusted EBITDA	$ 811,204	$ 850,607	779,310
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 761,090	$ 793,557	767,226
Further Adjusted EBITDA	$ 603,666	$ 664,428	569,193
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 122,281	$ 130,799	119,784
Further Adjusted EBITDA	107,457	93,858	106,140
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	103,453	95,998	95,096
Further Adjusted EBITDA	85,657	78,461	87,695
Water [Member]
Financial information by segment [Abstract]
Revenue	24,629	23,468	26,275
Further Adjusted EBITDA	14,424	13,860	16,282
North America [Member]
Financial information by segment [Abstract]
Revenue	332,965	357,177	332,705
Further Adjusted EBITDA	305,085	308,748	282,328
South America [Member]
Financial information by segment [Abstract]
Revenue	142,207	123,214	120,797
Further Adjusted EBITDA	115,346	100,234	108,766
EMEA [Member]
Financial information by segment [Abstract]
Revenue	536,280	563,431	554,879
Further Adjusted EBITDA	$ 390,774	$ 441,625	$ 388,216